Employee Benefit Plans - Additional Information (Detail) (USD $)	12 Months Ended					12 Months Ended													1 Months Ended	12 Months Ended
	Dec. 31, 2013 Funds	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Post-retirement Benefit Plans [Member]	Dec. 31, 2012 Post-retirement Benefit Plans [Member]	Dec. 31, 2013 Pension Costs [Member]	Dec. 31, 2012 Pension Costs [Member]	Dec. 31, 2013 Post-retirement Benefit Costs [Member]	Dec. 31, 2012 Post-retirement Benefit Costs [Member]	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2013 Successor [Member] Post-retirement Benefit Plans [Member]	Dec. 31, 2012 Successor [Member] Post-retirement Benefit Plans [Member]	Dec. 31, 2011 Successor [Member] Post-retirement Benefit Plans [Member]	Dec. 31, 2013 Successor [Member] Pension Plans [Member] Chinese Plan [Member]	Dec. 31, 2012 Successor [Member] Pension Plans [Member] Chinese Plan [Member]	Dec. 31, 2011 Successor [Member] Pension Plans [Member] Chinese Plan [Member]	Jan. 25, 2011 Predecessor [Member] Post-retirement Benefit Plans [Member]	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Reduced pension liabilities		$ 13,900,000
Reduced pension liabilities, net of income tax		8,600,000
Net actuarial gain (loss)	42,600,000	(40,800,000)								(42,600,000)	40,800,000		(2,100,000)	1,300,000
Discount rate to determine benefit obligations	4.70%	3.70%	4.60%							4.70%	3.70%	4.60%	4.70%	3.80%	4.60%
Future amortized amount from accumulated other comprehensive loss	100,000
Combined projected benefit obligation	283,700,000	326,100,000
Accumulated benefit obligations (ABO)	283,500,000	325,800,000
Fair value of plan assets	234,100,000	219,100,000
Amortization of post-retirement benefit costs, before tax						3,800,000	500,000	300,000	100,000
Amortization of post-retirement benefit costs, after tax						2,300,000	300,000	200,000	100,000
Reclassifications from accumulated other comprehensive income										(2,500,000)	(400,000)
Curtailment gain	400,000
Curtailment losses		1,300,000	200,000
Expected long-term return on plan assets	7.60%									7.60%	7.80%	8.00%
Percentage of plan liabilities represent fixed income investments	100.00%
Maturities of long duration fixed income	Greater than ten years
Maturity of long duration indexed	Greater than ten years
Number of Real Estate Funds	2
Pension plans to maintain a minimum funded level	80.00%
Expected Contribution for pension plan	4,800,000
Percentage of eligible compensation																				5.00%	50.00%
Matching contributions													2,400,000	200,000	1,200,000				100,000
Defined contribution expenses recognized													2,800,000	2,700,000	1,700,000	100,000	100,000	100,000	300,000
Accrued liabilities				13,400,000	14,900,000					284,000,000	326,600,000	296,300,000	13,400,000	14,900,000	12,400,000
Accumulated other comprehensive loss after tax	1,100,000	2,500,000								(4,200,000)	(38,300,000)	(28,600,000)
Annual health care cost trend rate	1.00%																			4.50%	7.50%
Increase in the assumed healthcare cost	100,000
Decrease in the assumed healthcare cost	100,000
Increase in the cost of post-retirement benefit obligations	500,000
Decrease in the cost of post-retirement benefit obligations	$ 500,000